Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

Management has evaluated events occurring after the date of these financial statements through the date these financial statements were issued. There were no material subsequent events as of that date other than disclosed below.

On July 3, 2012,  the holder of February 2012 Warrants exercised its right to acquire 8,500,000 shares of our common stock through the cashless exercise feature and we issued to the holder 7,650,000 shares of our common stock.

On August 2, 2012, the holder of all the outstanding Advisory and Consulting Warrants exercised their warrants through the cashless exercise feature and received a total of 170,000 shares of the Company’s common stock.

NOTE 13 - Subsequent Events

On January 11, 2012, the Company sold an aggregate of 600,000 units (the “Units”) with gross proceeds to the Company of $300,000. Each Unit was sold for a purchase price of $0.50 per Unit and consists of: (i) one share of Common Stock and (ii) a four-year warrant to purchase 300,000 shares of Common Stock purchased at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events. The warrants may be exercised on a cashless basis after twelve (12) months from the date of closing, if there is no effective registration statement covering the shares of Common Stock issuable upon exercise of the Warrant.

On January 25, 2012, the Company sold an aggregate of 700,000 units (the “Units”) with gross proceeds to the Company of $350,000.

Each Unit was sold for a purchase price of $0.50 per Unit and consists of: (i) one share of Common Stock and (ii) a four-year warrant to purchase 350,000 shares of Common Stock at an exercise price of $1.00 per share, subject to adjustment upon the occurrence of certain events. The warrants may be exercised on a cashless basis after twelve (12) months from the date of closing, if there is no effective registration statement covering the shares of Common Stock issuable upon exercise of the Warrant.

On January 30, 2012, the Board of Directors of the Company removed Daniel Fisher from his position as the Company’s Executive Vice President. Mr. Fisher resigned from his position as Director on February 3, 2012.

On February 24, 2012, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with a purchaser (the “Buyer”) pursuant to which the Company sold (i) $1,700,000 of its 10% secured convertible promissory note (the “Note”) due two years from the date of issuance (the “Maturity Date”) and (ii) warrants (the “Warrants”) to purchase 8,500,000 shares of the Company’s common stock at an exercise price of $0.40 per share for gross proceeds to the Company of $1,700,000. On February 28, 2012 and February 29, 2012, the Company sold an additional $600,000 of its Notes and issued Warrants to purchase an additional 3,000,000 shares of the Company’s common stock to additional Buyers for gross proceeds to the Company of $600,000.

The entire principal amount and any accrued and unpaid interest on the Notes shall be due and payable in cash on the Maturity Date.  The Notes bear interest at the rate of 10% per annum.  The Notes are convertible into shares of the Company’s common stock at an initial conversion price of $0.20 per share, subject to adjustment.  The Company may prepay any outstanding amount due under the Notes, in whole or in party, prior to the Maturity Date.  The Notes are subject to certain “Events of Defaults” which could cause all amounts due and owing thereunder to become immediately due and payable. Among other things, the Company's failure to pay any accrued but unpaid interest when due, the failure to perform any obligation under the Transaction Documents (as defined herein) or if any representation or warranty made by the Company in connection with the Transaction Documents shall prove to have been incorrect in any material respect, shall constitute an Event of Default under the Transaction Documents.

The Warrant is immediately exercisable and expires ten years after the date of issuance.  The Warrant has an initial exercise price of $0.40 per share.   The Warrant is exercisable in cash or, while a registration statement covering the shares of Common Stock issuable upon exercise of the Warrant, or an exemption from registration, is not available, by way of a “cashless exercise”.

The Company is prohibited from effecting a conversion of the Notes or exercise of the Warrants, to the extent that as a result of such conversion or exercise, the Buyer would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of such Note or exercise of such Warrant, as the case may be.

In connection with the sale of the Notes and the Warrants, the Company and the collateral agent for the Buyers entered into a Pledge and Security Agreement (the “Security Agreement” and, collectively with the Securities Purchase Agreement, the Note and the Warrant, the “Transaction Documents”) pursuant to which all of the Company’s obligations under the Notes are secured by a first priority perfected security interest in all of the tangible and intangible assets of the Company, including all of its ownership interest in its subsidiaries.

On February 27, 2012, the Company issued warrants to purchase 1,000,000 shares of the Company’s common stock at an exercise price of $0.60 per share to the former holders of the March 2011 Notes described in Note 6 – Convertible Notes Payable in connection with the repayment of those notes.

On March 1, 2012, the Company issued 455,000 shares of its common stock to certain individuals who previously purchased shares of the Company's common stock on November 3, 2011 at a purchase price of $1.00 per share.

On March 13, 2012, the “Company sold a 10% senior convertible promissory note (the “Note”) to an accredited investor (the “Investor”) for an aggregate purchase price of $1,000,000.  The principal amount of the Note is payable in cash on such dates and in such amounts as set forth in the Note, based on the receipt of proceeds from sales to a certain vendor (the “Vendor Proceeds”).  The last date of such scheduled payment shall be referred to as the “Final Maturity Date”.

The Note bears interest at the rate of 10% per annum.  The Company may prepay any outstanding amounts owing under the Note, in whole or in part, at any time prior to the Final Maturity Date.  The entire remaining principal amount and all accrued but unpaid or unconverted interest thereof, shall be due and payable on the earliest of (1) the Final Maturity Date, (2) the consummation of a financing by the Company resulting in net proceeds equal to or greater than 1.5 times the remaining outstanding unconverted principal amount hereunder and (3) the occurrence of an Event of Default (as defined in the Note). The Note is convertible into shares of the Company’s common stock at an initial conversion price of $1.50 per share.

The Company is prohibited from effecting a conversion of the Note, to the extent that as a result of such conversion, the Investor would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Note.

All of the Company’s obligations under the Note are secured by a first priority security interest in the Vendor Proceeds.

Certain holders of senior secured indebtedness of the Company agreed to subordinate their security interest in the Vendor Proceeds to the interest of the Investor under the Note.